Condensed Unconsolidated Holding Companies’ Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
Condensed Balance Sheets:

	December 31,
(in thousands)	2018	2017
Assets
Cash and due from banks	$32,922	$39,089
Investments in subsidiaries	822,940	821,982
Other assets	9,640	9,775
	$865,502	$870,846
Liabilities and Stockholder’s Equity
Junior subordinated debentures held by trust subsidiaries	$118,110	$118,110
Other liabilities	1,048	979
Stockholder’s equity	746,344	751,757
	$865,502	$870,846
Condensed Balance Sheets:

	December 31,
(in thousands)	2018	2017
Assets
Cash and due from banks	$1,891	$1,420
Investments in subsidiaries	746,344	752,409
Other assets	1,720	1,798
	$749,955	$755,627
Liabilities and Stockholders' Equity
Other liabilities	$2,537	$2,177
Stockholders' equity	747,418	753,450
	$749,955	$755,627

Condensed Statements of Income
Condensed Statements of Income:

	Years ended December 31
(in thousands)	2018	2017	2016
Income:
Interest	$182	$85	$33
Equity in earnings of subsidiary	60,609	50,982	31,282
Total income	60,791	51,067	31,315
Expenses:
Interest Expense	8,086	7,456	7,129
Provision for loan losses	—	—	1,838
Other expenses	414	1,310	1,361
Total expense	8,500	8,766	10,328
Net income before income tax benefit	52,291	42,301	20,987
Income tax benefit	1,661	2,726	3,031
Net income	$53,952	$45,027	$24,018
Condensed Statements of Income:

	Years ended December 31
(in thousands)	2018	2017	2016
Income:
Interest	$9	$3	$2
Equity in earnings of subsidiary	53,939	45,008	23,996
Total income	53,948	45,011	23,998
Expenses:
Employee compensation and benefit	—	350	350
Other expenses	8,018	2,539	250
Total expense	8,018	2,889	600
Net income before income tax benefit	45,930	42,122	23,398
Income tax (expense) benefit	(97)	935	181
Net income	$45,833	$43,057	$23,579

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows:

	Years ended December 31,
(in thousands)	2018	2017	2016
Cash flows from operating activities
Net income	$45,833	$43,057	$23,579
Adjustments to reconcile net income to net cash used in operating activities - Equity in earnings of subsidiaries	(53,939)	(45,008)	(23,996)
Net change in other assets and liabilities	438	1,337	(2)
Net cash used in operating activities	(7,668)	(614)	(419)

Cash flows from investing activities
Cash received upon Voting Trust termination	639	—	—
Dividends from subsidiary	47,500	700	400
Net cash provided by investment activities	48,139	700	400

Cash flows from financing activities
Dividends paid	(40,000)	—	—
Common stock issued - Class A	17,908	—	—
Repurchase of common stock - Class B	(17,908)	—	—
Net cash used in financing activities	(40,000)	—	—
Net increase (decrease) in cash and cash equivalents	471	86	(19)

Cash and cash equivalents
Beginning of year	1,420	1,334	1,353
End of year	$1,891	$1,420	$1,334
Condensed Statements of Cash Flows:

	Years ended December 31,
(in thousands)	2018	2017	2016
Cash flows from operating activities
Net income	$53,952	$45,027	$24,018
Adjustments to reconcile net income to net cash used in operating activities - Equity in earnings of subsidiaries	(60,609)	(50,982)	(31,282)
Net change in other assets and liabilities	490	(4)	(35)
Net cash used in operating activities	(6,167)	(5,959)	(7,299)

Cash flows from investing activities
Dividends received from subsidiary	47,500	6,000	6,000
Dividends paid	(47,500)	(700)	(400)
Net cash provided by investing activities	—	5,300	5,600
Net decrease in cash and cash equivalents	(6,167)	(659)	(1,699)

Cash and cash equivalents
Beginning of year	39,089	39,748	41,447
End of year	$32,922	$39,089	$39,748